INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2022	2021

Raw materials	$2,105	$1,553
Work in progress	911	599
Finished products	5,427	3,599

	$8,443	$5,751